Property and Equipment - Additional Information (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, depreciation recognised in course of its construction	$ 0
Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, expenditures recognised in course of its construction	0	$ 81,000
Production Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, expenditures recognised in course of its construction	4,492,196	0
Impairment loss recognised in profit or loss, property, plant and equipment	101,077
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, expenditures recognised in course of its construction	264,060	63,557
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, expenditures recognised in course of its construction	$ 78,497	$ 0